Goldman Sachs Emerging Markets Credit Fund Investment Strategy - Class P Shares [Member] - Goldman Sachs Emerging Markets Credit Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in corporate, quasi-sovereign, and sovereign debt securities and other instruments of issuers in emerging market countries.A debt security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Such instruments may include exchange-traded funds (“ETFs”), structured securities and other investments with similar economic exposures.The Fund’s portfolio managers seek to build a portfolio across the emerging markets debt market consistent with the Fund’s overall risk budget. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. Emerging markets debt securities may include (without limitation) fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper) and collateralized debt and loan obligations. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including ETFs. The Fund intends to use structured securities and derivative instruments, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries, currencies, issuers or indices. The Fund may invest in securities of any credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, many of the issuers of corporate or other privately issued debt obligations in which the Fund invests will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so-called “high yield” or “junk” bonds) or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations. For purposes of the Fund’s policy to invest at least 80% of its Net Assets in debt securities and other instruments of “emerging market country” issuers, the Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. An emerging market country issuer is an issuer economically tied to one or more emerging market countries. Quasi-sovereign debt consists of debt securities issued by companies wholly or majority owned by governments or any of their agencies, political subdivisions or instrumentalities and supranational organizations. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities.The Fund may invest up to 20% of its Net Assets in equity and/or equity related securities and corporate, quasi-sovereign and sovereign debt securities and other instruments of issuers in developed market countries. The Fund may also hold significant amounts of U.S. Treasuries, affiliated money market funds and cash. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified Index (Gross, USD, Unhedged), plus or minus 2 years, and over the last five years ended June 30, 2026, the duration of this index has ranged between 4.0 and 4.7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified Index (Gross, USD, Unhedged). THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.